Investment Strategy	Nov. 01, 2026
Hussman Strategic Market Cycle Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The Fund will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund’s investment adviser, except for modest cash balances arising in connection with the Fund’s day-to-day operations and proceeds from options written by the Fund to hedge its equity investments. When market conditions are unfavorable in the view of the investment adviser, the Fund may use options and index futures, as well as other hedging strategies, to reduce the exposure of the Fund’s stock portfolio to the impact of general market fluctuations. When market conditions are favorable in the view of the investment adviser, the Fund may use options to increase its exposure to the impact of general market fluctuations.

In general, the stock selection approach of the investment adviser focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used by the investment adviser in assessing a stock’s valuation is the relationship between its current market price and the present value of estimated expected future cash flows per share. Other valuation measures, such as the current dividend yield, and ratios of stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. Additional considerations include measures of financial stability such as variations in profit margins and balance sheet indicators. The analysis of market action includes measurements of price behavior and trading volume. The investment adviser believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices. In the implementation of the Fund’s investment strategy, the Adviser attempts to use day-to-day market fluctuations opportunistically, often using short-term weakness to purchase securities highly ranked based on the Adviser’s investment discipline, and using short-term strength to sell lower-ranked holdings. While the resulting transactions are made in consideration of their expected impact on long-term after-tax returns, greater frequency of such opportunities, as viewed by the Adviser, may be associated with increased portfolio turnover.

The investment adviser believes that market return/risk characteristics differ significantly across varying market conditions. The investment strategy attempts to vary the Fund’s sensitivity to market fluctuations in response to measurable, observable market conditions as they change over time. The two most important dimensions considered by the investment adviser are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their current market prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment adviser evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment adviser expects to intentionally “leverage” or increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund’s stock portfolio to the impact of general market fluctuations in environments where the expected return from market risk is believed to be unfavorable. The Fund’s strategy is focused on navigating investment environments over complete “market cycles” comprising periods of significantly advancing and declining stock prices and valuations.

Specific strategies for “leveraging” or increasing stock market exposure may include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The Fund’s equity market exposure through a combination of stock holdings and the notional value of options is not expected to exceed 150% of its net assets, with up to 100% of net assets representing unhedged equity positions. When the Fund is in its most aggressive stance, the share price of the Fund could be expected to fluctuate up to 1½ times as much as it would if the Fund had not leveraged its portfolio. The Fund may, at times, establish gross exposure in excess of net assets through a combination of equity positions and offsetting hedges, such as short index options or long index puts. This differs from unhedged leverage, in that the additional gross exposure is paired with hedge positions intended to mitigate market risk.

The principal strategies used for reducing or “hedging” market exposure include buying put options on individual stocks or stock indices, writing covered call options on stocks which the Fund owns or call options on stock indices, and establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment adviser to be correlated with the Fund’s portfolio. The Fund may use these strategies to hedge up to 100% of the value of the stocks that it owns. However, the Fund may experience a loss even when the entire value of its stock portfolio is hedged if the returns of the stocks held by the Fund do not exceed the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put options differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index.

To the extent the Fund establishes leveraged and hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of a market cycle. When market conditions are favorable in the view of the investment adviser, the use of options to increase the Fund’s market exposure may amplify the sensitivity of the Fund’s returns to general market fluctuations for meaningful periods of time, and the Fund may experience a net loss of time-value on purchased options. When market conditions are unfavorable in the view of the investment adviser, the Fund may experience limited, zero, or possibly negative correlation with general market fluctuations for meaningful periods of time, and may experience a net loss of time-value on purchased options.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund’s portfolio from time to time, and the availability and liquidity of futures, options and other instruments on such indices. The primary intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment adviser as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include indices of U.S. stocks such as the S&P 500® Index.

The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $1 billion, although it may invest a portion of its assets in the stocks of companies having smaller market capitalizations, which involves different risks than larger capitalization investments.

Because the S&P 500® Index is perhaps the most widely recognized index of U.S. common stocks, as well as a widely used benchmark for growth-oriented investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term investment performance. However, the Fund may invest in securities that are not included in the S&P 500® Index, and may vary its exposure to market fluctuations depending on the investment adviser’s view of market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices for meaningful periods of time.

Hussman Strategic Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing its assets primarily in fixed-income securities, such as U.S. Treasury bonds, notes and bills, Treasury inflation-protected securities, U.S. Treasury Strips, U.S. Government agency securities, and investment grade corporate debt rated BBB or higher by S&P Global Ratings or Baa or higher by Moody’s Ratings, or having an equivalent rating from another independent rating organization. The Fund varies its allocations to these asset classes based on prevailing valuations and estimated expected returns in these markets as determined by Hussman Strategic Advisors, Inc., the Fund’s investment adviser. The Fund may invest up to 30% of its net assets in securities outside of the U.S. fixed-income market, such as utility and other energy-related stocks, precious metals and mining stocks, shares of real estate investment trusts (“REITs”), shares of exchange traded funds (“ETFs”) and other similar instruments, such as foreign government bond ETFs. In addition, the Fund may use foreign currency ETFs to establish or modify the portfolio’s exposure to currencies other than the U.S. dollar. The Fund may make limited use of Treasury debt options and futures to manage its exposure to interest rate risk.

The Fund’s principal investment strategies emphasize strategic management of the average interest rate sensitivity (“duration”) of portfolio holdings, the Fund’s exposure to changes in the yield curve, and allocation among fixed-income alternatives and inflation hedges. The interest rate sensitivity (duration) of a bond is related to the average date that an investor receives payment of principal and interest. Under normal market conditions, the duration of the Fund’s portfolio is expected to range between 1 year and 15 years. In its most aggressive stance (a duration of 15 years), the Fund’s net asset value (“NAV”) could be expected to fluctuate by approximately 15% in response to a 1% (100 basis point) change in the general level of interest rates.

The investment adviser believes that return/risk characteristics in the fixed-income market differ significantly across varying market conditions. The two most important dimensions considered by the investment adviser are “valuation” and “market action.” In the fixed-income market, favorable valuation means that yields on long-term bonds appear reasonable in relation to inflation, short-term interest rates, economic growth, and yields available on competing assets, such as utility stocks and foreign bonds. Market action considers the behavior of a wide range of yields and prices, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment adviser evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different bond market performance in terms of return/risk. The specific profile of yield behavior (such as changes in the yield curve or credit spreads) is also an important factor. The investment adviser believes that foreign government debt and precious metals stocks are favored when “real” U.S. interest rates (nominal interest rates minus inflation) are declining relative to “real” foreign interest rates.

The investment adviser generally will increase the exposure of the Fund to interest rate risk in environments where the return expected to be derived from that risk is high, and generally will reduce exposure to interest rate risk when the return expected to be derived from that risk is unfavorable. The investment adviser will also purchase utility and other energy-related stocks, precious metals stocks, shares of REITs, foreign currency ETFs, and foreign government bond ETFs when market conditions are believed to favor such diversification. There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $1 billion, although it may invest a portion of its assets in the stocks of companies having smaller market capitalizations.

Specific strategies for increasing interest rate exposure include the purchase of long-term bonds, and Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), which exhibit magnified price movements in response to interest rate changes. The Fund will not invest more than 30% of its net assets in Treasury STRIPS.

The Fund may use foreign currency ETFs to establish or modify its investment exposure to foreign currencies.

The Fund uses derivatives either to obtain investment exposures consistent with its investment objective and policies, or to hedge its investment exposures. Specific strategies for reducing or “hedging” the Fund’s interest rate exposure include the purchase of short-term notes and bills, which exhibit limited price movements in response to interest rate changes. The Fund may also purchase put options and write call options on Treasury futures to hedge the interest rate risk of long-term bonds in its portfolio. In addition, the Fund may seek to hedge its exposure in a given investment sector by effecting short sales of ETFs, or by purchasing put options on indices or ETFs considered by the investment adviser to be correlated with securities held by the Fund. The total notional value of the Fund’s hedge positions in fixed-income securities (the dollar value of Treasury securities represented by put and call options held by the Fund) is not expected to exceed the total value of fixed-income securities held by the Fund having remaining maturities of 5 years or more. The total notional value of the Fund’s hedge positions in equities is not expected to exceed the total value of equities held by the Fund. So the most defensive position expected by the Fund will be a “fully hedged” position in which the entire value of equities and intermediate and long-term fixed-income securities held by the Fund is protected. However, the Fund may experience a loss even when the entire value of its portfolio is hedged if the securities held by the Fund do not exceed the returns of the securities and financial instruments used to hedge.

Hussman Strategic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing its assets primarily in common stocks, bonds, and cash equivalents (such as U.S. Treasury bills, U.S. Treasury bonds having remaining maturities of one year or less, and shares of money market mutual funds); and aligning its allocations to these asset classes based on prevailing valuations and estimated expected returns in these markets, as determined by Hussman Strategic Advisors, the Fund’s investment adviser. The investment strategy adds emphasis on risk-management to adjust the Fund’s exposure in market conditions that suggest risk-aversion or speculation among market participants. The Fund may obtain exposure to the stock market by purchasing individual common stocks, stock index futures, or call options on stock indices. The Fund may obtain exposure to bonds by purchasing individual bonds or Treasury bond futures. The Fund may use options and futures on stock indices and Treasury bonds to adjust its relative investment exposures to the stock and bond markets, or to reduce the exposure of the Fund’s portfolio to the impact of general market fluctuations when market conditions are unfavorable in the view of the investment adviser. Assets of the Fund not invested to obtain exposure to stocks or bonds, or used to establish hedging positions, will be invested in cash equivalents.

The Fund varies its investment exposures to stocks, bonds and cash equivalents based on the investment adviser’s analysis of prevailing investment conditions. The Fund’s asset allocation approach combines two components: 1) a value-focused asset allocation component that jointly considers prevailing stock market valuations and interest rates; and 2) a risk-management component that is intended to adjust the sensitivity of the portfolio to general market fluctuations when prevailing market conditions suggest risk-aversion or speculation among market participants.

The Fund’s assets are allocated with the goal of providing for the ongoing long-term inflation-adjusted spending needs of investors, rather than focusing its investment goal on a specific future year or “target date.” The investment adviser regularly determines the value-focused asset allocation based on its estimates of average annual expected returns for stocks, bonds, and cash equivalents over varying time frames, in light of prevailing stock market valuations and interest rate levels. The value-focused allocation reflects the extent to which each respective asset class is expected by the investment adviser to provide the highest expected returns, adjusted for risk, over these varying time frames.

The risk-management component of the asset allocation approach is further intended to reduce the sensitivity of the Fund’s portfolio to the impact of general market fluctuations when, in the judgment of the investment adviser, prevailing conditions suggest that market participants are inclined toward risk-aversion, and to increase the sensitivity of the portfolio to general market fluctuations when, in the judgment of the investment adviser, prevailing conditions suggest that market participants are inclined toward speculation.

In evaluating the inclination of investors toward risk-aversion or speculation, the investment adviser examines the joint behavior of thousands of individual stocks, sectors, industries and security types, including debt securities of varying creditworthiness. Divergence or broad weakness in these measures is generally viewed by the investment adviser as an indication of risk-aversion among investors. In contrast, uniformly broad or indiscriminate advances in these measures are generally viewed by the investment adviser as an indication of speculation among investors. In its evaluation of prevailing market conditions, the investment adviser also considers economic factors, investor sentiment, interest rates, credit-sensitive indicators, and other factors in an attempt to classify prevailing market conditions with historical instances having similar characteristics.

The Fund uses derivatives either to obtain investment exposures consistent with its investment objective and policies, or to hedge its investment exposures. The Fund may seek to reduce (or “hedge”) its exposure to stocks by establishing investment positions that offset its investments in stocks to reduce the impact of general stock market fluctuations on the Fund’s portfolio. Specific strategies for reducing or “hedging” the Fund’s exposure to stocks may include: purchasing put options on stock indices; writing covered call options on stocks which the Fund owns or writing call options on stock indices; or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment adviser to be correlated with the Fund’s stock portfolio. The Fund may seek to reduce (or “hedge”) its exposure to bonds by effecting short sales of Treasury bond futures.

The allocation of the Fund’s assets for investment in the stock and bond markets will vary. However, the Fund will seek to maintain investment exposure to each of the stock market and the bond market of at least 5% of its net assets at all times. During conditions that have historically been strongly favorable for stocks or bonds, the Fund’s investment exposure to either the stock market or the bond market may represent as much as 95% of the Fund’s net assets. The term “investment exposure” means the amount of the Fund’s unhedged investment in common stocks or bonds, respectively, plus the notional value of derivatives used by the Fund to obtain long exposure to the stock market or the bond market. The term “notional value” means the total dollar value of stocks or bonds represented by a derivative security. Subject to these limitations, the Fund may hedge its investment exposure to the stock and bond markets when deemed appropriate by the investment adviser.

The Fund does not borrow for investment purposes, nor does it expect to maintain net “long” investment exposure to the stock and bond markets that, in aggregate, exceeds the value of the Fund’s net assets. This means that the total value of the Fund’s unhedged investments in common stocks and bonds, including the notional value of the Fund’s “long” investment exposure to the stock and bond markets obtained using stock index futures, call options and Treasury bond futures, is not expected to exceed 100% of the Fund’s net assets.

Hedging transactions are intended to reduce the sensitivity of the Fund’s portfolio of stocks or bonds to general market fluctuations, relative to that of a portfolio that is not hedged. The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund’s portfolio from time to time, and consideration of the availability and liquidity of futures and options on such indices.

The Fund hedges using indices that are correlated, although perhaps imperfectly, with the securities owned by the Fund, such as the S&P 500® Index, and futures based on long-term U.S. Treasury bonds.

The portion of the Fund’s assets allocated to stocks will be invested primarily in individual common stocks favored by the investment adviser. Stocks purchased by the Fund are chosen from the universe of all stocks traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ Stock Market. There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in stocks of companies with market capitalizations in excess of $1 billion, although it may invest a portion of its assets in the stocks of companies having smaller market capitalizations.

In general, the stock selection approach of the investment adviser focuses on securities demonstrating favorable valuations, and/or market action. The primary consideration used by the investment adviser in assessing a stock’s valuation is the relationship between its current market price and the present value of estimated expected future cash flows per share. Other valuation measures, such as the current dividend yield, and ratios of stock price to earnings and stock price to revenue, are also considered in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. Additional considerations include measures of financial stability such as variations in profit margins and balance sheet indicators. The analysis of market action includes measurements of price behavior and trading volume. The investment adviser believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices. In the implementation of the Fund’s investment strategy, the Adviser attempts to use day-to-day market fluctuations opportunistically, often using short-term weakness to purchase securities highly ranked based on the Adviser’s investment discipline, and using short-term strength to sell lower-ranked holdings. While the resulting transactions are made in consideration of their expected impact on long-term after-tax returns, greater frequency of such opportunities, as viewed by the Adviser, may be associated with increased portfolio turnover.

The portion of the Fund’s assets allocated to bonds will be invested primarily in U.S. Treasury securities having remaining maturities at the time of purchase in excess of one year, but not greater than 30 years. The Fund may also purchase corporate debt of U.S. issuers that at the time of purchase is rated A- or higher by S&P Global Ratings or A3 or higher by Moody’s Ratings, or that has an equivalent rating from another independent rating organization. There is no requirement that the Fund sell corporate debt securities if subsequent to their purchase the rating of the securities is downgraded below these rating standards. However, the Fund will seek to sell those securities in an orderly manner as may be necessary to limit its holdings of such securities to not more than 10% of the Fund’s net assets.

The portion of the Fund’s assets allocated to cash equivalents will typically be invested in U.S. Treasury bills, U.S. Treasury bonds having remaining maturities of one year or less, and shares of money market mutual funds. The Fund may invest to a lesser extent in other high quality short-term instruments, including commercial paper and repurchase agreements.

The Fund is not an index fund, and its investment exposures to the stock and bond markets will vary over time. Because the Fund may invest in securities that are not included in any index and may hedge or reduce its exposure to market fluctuations when market conditions are unfavorable in the view of the investment adviser, the Fund’s investment returns may differ from the performance of other asset allocation strategies, particularly over the short term.